Strategy Shares

December 30, 2021 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                   Strategy Shares (the “Registrant”);

File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that: (i) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Nasdaq 5HANDLTM Index ETF do not differ from those contained in Post-Effective Amendment No. 95 to the Registrant's Registration Statement, which was filed with the Commission on December 28, 2021; and (ii) Post-Effective Amendment No. 95 to the Registrant's Registration Statement has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary